Income Taxes Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense
The components of income tax expense (benefit) from continuing operations were as follows (in millions):

	2014	2013	2012
Current:
Federal	$244	$59	$462
State	42	21	73
Deferred:
Federal	212	152	(26)
State	49	14	18
Income tax expense	$547	$246	$527

Schedule of Deferred Tax Assets and Liabilities
We record deferred tax assets and liabilities for future income tax consequences that are attributable to differences between the financial statement carrying amount of assets and liabilities and their income tax bases. Temporary differences and the resulting deferred tax assets and liabilities at December 31, 2014 and 2013, were (in millions):

	2014	2013
Deferred tax assets:
Accrued pension and other postretirement benefits	$155	$104
Other accrued liabilities	130	59
Accrued environmental remediation liabilities	94	95
Investment in partnerships	81	134
Stock-based compensation	60	65
Asset retirement obligations	12	12
Other	10	21
Tax credit carryforwards	8	11
Total deferred tax assets	550	501
Less: valuation allowance	(8)	(8)
Deferred tax assets, net	$542	$493

Deferred tax liabilities:
Accelerated depreciation and property related items	$1,198	$1,126
Deferred maintenance costs, including refinery turnarounds	204	200
Inventory	131	50
Other	79	3
Amortization of intangible assets	64	68
Total deferred tax liabilities	1,676	1,447
Deferred tax liabilities, net	$1,134	$954

Balance Sheet Location of Deferred Income Tax Liability
The net deferred income tax liability is classified in the consolidated balance sheets as follows (in millions):

	2014	2013
Other current assets	$—	$64
Other current liabilities	$36	$—
Deferred income taxes	$1,098	$1,018

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of income tax expense from continuing operations at the U.S. statutory rate to the income tax expense from continuing operations is as follows (in millions):

	2014	2013	2012
Income tax expense at U.S. federal statutory rate	$512	$238	$501
Effect of:
State income taxes, net of federal income tax effect	59	23	59
Manufacturing activities deduction	(21)	(7)	(26)
Earnings attributable to noncontrolling interest	(16)	(15)	(10)
Other	13	7	3
Income tax expense	$547	$246	$527

Schedule of Unrecognized Tax Benefits Roll Forward
A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows (in millions):

	2014	2013	2012
Balance as of beginning of year	$28	$30	$31
Increases related to prior year tax positions	5	—	2
Decreases related to prior year tax positions	(2)	(1)	(3)
Increases related to current year tax positions	1	—	2
Decreases related to lapse of applicable statute of limitations	—	—	(1)
Decreases related to settlements with taxing authorities	(11)	(1)	(1)
Balance as of end of year	$21	$28	$30